SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2020
Net Revenues, Operating Costs And Expenses, Operating Income, And Total Assets By Segment
The Group operates primarily in the PRC and substantially all of the Group’s long-lived assets are located in the PRC. The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenues, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Net revenues	166,668	211,822	209,558
Professional education services	150,484	196,047	197,835
Business start-up training services	4,608	2,796	2,207
Sales of learning simulation software	11,576	12,979	9,516

Operating costs and expenses:
Cost of sales	(87,883)	(104,741)	(101,598)
Professional education services	(79,168)	(96,044)	(94,162)
Business start-up training services	(2,644)	(1,777)	(1,033)
Sales of learning simulation software	(6,071)	(6,920)	(6,403)
Selling and marketing	(44,717)	(61,460)	(69,848)
Professional education services	(39,698)	(56,334)	(65,474)
Business start-up training services	(1,127)	(1,226)	(915)
Sales of learning simulation software	(3,892)	(3,900)	(3,459)
General and administrative	(16,760)	(20,064)	(18,528)
Professional education services	(14,548)	(16,745)	(16,773)
Business start-up training services	(896)	(1,930)	(584)
Sales of learning simulation software	(1,316)	(1,389)	(1,171)
Impairment of goodwill	—	(1,517)	—
Business start-up training services	—	(1,517)	—
Unallocated corporate expenses	(4,493)	(4,855)	(6,950)

Total operating costs and expenses	(153,853)	(192,637)	(196,924)
Professional education services	(133,414)	(169,123)	(176,409)
Business start-up training services	(4,667)	(6,450)	(2,532)
Sales of learning simulation software	(11,279)	(12,209)	(11,033)
Unallocated corporate expenses	(4,493)	(4,855)	(6,950)

Other operating income	3,051	2,968	6,155
Professional education services	643	1,053	4,976
Business start-up training services	76	102	5
Sales of learning simulation software	2,332	1,813	1,174

Operating income (loss)	15,950	22,848	18,789
Professional education services	17,797	28,672	26,402
Business start-up training services	17	(3,552)	(320)
Sales of learning simulation software	2,629	2,583	(343)
Unallocated corporate expenses	(4,493)	(4,855)	(6,950)

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Segment assets	328,925	355,350	398,139
Professional education services	236,496	273,005	307,054
Business start-up training services	46,205	36,735	40,865
Sales of learning simulation software	46,224	45,610	50,220

Total assets	328,925	355,350	398,139

Amortization and depreciation	6,299	12,723	13,215
Professional education services	4,479	10,939	11,481
Business start-up training services	36	69	60
Sales of learning simulation software	1,784	1,715	1,674

(Loss) gain from equity method investments	(172)	(1,484)	(555)
Professional education services	58	(1,173)	(555)
Business start-up training services	(230)	(311)	—